ORGANIZATION AND BASIS OF PRESENTATION - VIE arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exclusive Consultation and Service Agreement
VIE arrangements
Fees for consultation and service	$ 9,877	$ 1,461	$ 6,075
Exclusive Consultation and Service Agreement | Beijing RYB Technology Development Co., Ltd ("RYB Technology")
VIE arrangements
Term of agreement (in years)	10 years
Business Operation Agreement | Beijing RYB Technology Development Co., Ltd ("RYB Technology")
VIE arrangements
Term of agreement (in years)	10 years
Equity Disposal Agreement
VIE arrangements
Term of agreement (in years)	10 years